INCOME TAXES - Components of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets and liabilities
Balance at the beginning	$ 582.6
Balance at the end	534.0	$ 582.6
Non-capital loss carry forwards
Deferred income tax assets and liabilities
Balance at the beginning	464.7	446.8
Discontinued operations		(13.8)
Acquisitions via business combinations		5.7
Foreign exchange	(2.7)	11.0
Recognized in net loss	(5.7)	15.0
Balance at the end	456.3	464.7
Landfill closures and post-closure obligations
Deferred income tax assets and liabilities
Balance at the beginning	205.0	178.1
Acquisitions via business combinations		0.9
Foreign exchange	(4.1)	9.8
Recognized in net loss	13.8	16.2
Balance at the end	214.7	205.0
Accrued liabilities
Deferred income tax assets and liabilities
Balance at the beginning	3.4	1.2
Acquisitions via business combinations		(0.3)
Foreign exchange	(0.1)	1.2
Recognized in net loss	1.0	1.3
Balance at the end	4.3	3.4
Other
Deferred income tax assets and liabilities
Balance at the beginning	194.7	134.2
Discontinued operations		19.2
Acquisitions via business combinations	11.9	6.1
Foreign exchange	(1.0)	(2.0)
Recognized in net loss	(23.0)	37.2
Recognized in other comprehensive loss	(0.4)
Balance at the end	182.2	194.7
Deferred income tax assets
Deferred income tax assets and liabilities
Balance at the beginning	867.8	760.3
Discontinued operations		5.4
Acquisitions via business combinations	11.9	12.4
Foreign exchange	(7.9)	20.0
Recognized in net loss	(13.9)	69.7
Recognized in other comprehensive loss	(0.4)
Balance at the end	857.5	867.8
Property and equipment
Deferred income tax assets and liabilities
Balance at the beginning	929.9	774.9
Discontinued operations		(13.5)
Acquisitions via business combinations	11.8	62.6
Foreign exchange	(16.9)	60.0
Recognized in net loss	(85.8)	45.9
Balance at the end	839.0	929.9
Intangible assets
Deferred income tax assets and liabilities
Balance at the beginning	592.1	711.7
Discontinued operations		(1.9)
Acquisitions via business combinations	85.0	3.4
Foreign exchange	(4.5)	(1.7)
Recognized in net loss	(136.6)	(119.4)
Balance at the end	536.0	592.1
Cash flow hedges
Deferred income tax assets and liabilities
Balance at the beginning	(15.8)	5.8
Recognized in net loss	0.4
Recognized in other comprehensive loss	9.8	(21.6)
Balance at the end	(5.6)	(15.8)
Other
Deferred income tax assets and liabilities
Balance at the beginning	(55.8)	(8.2)
Discontinued operations		(3.7)
Acquisitions via business combinations	3.3	(2.0)
Foreign exchange	(1.2)	(4.6)
Recognized in net loss	11.0	(37.3)
Balance at the end	(42.7)	(55.8)
Deferred income tax liabilities
Deferred income tax assets and liabilities
Balance at the beginning	1,450.4	1,484.2
Discontinued operations		(19.1)
Acquisitions via business combinations	100.1	64.0
Foreign exchange	(22.6)	53.7
Recognized in net loss	(211.0)	(110.8)
Recognized in other comprehensive loss	9.8	(21.6)
Balance at the end	$ 1,326.7	$ 1,450.4